SHARE-BASED COMPENSATION - EQUITY INCENTIVE PLAN (Details)						12 Months Ended
	Aug. 01, 2015 EquityInstruments	Jul. 01, 2015 EquityInstruments	Nov. 14, 2014 USD ($) EquityInstruments	Nov. 13, 2014 USD ($) EquityInstruments	Oct. 30, 2014	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
SHARE-BASED COMPENSATION
Fair values recognized						$ (223,000)	$ 997,000	$ 1,389,000
Administrative expenses						(223,000)	997,000	$ 1,389,000
2014 Equity Incentive Plan
SHARE-BASED COMPENSATION
Options granted to directors | EquityInstruments				330,000
Exercise price (in dollars per share)				$ 1.0
Vesting period (in years)					10 years
2014 Equity Incentive Plan | First year
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)				33.33%
2014 Equity Incentive Plan | Second year
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)				33.33%
2014 Equity Incentive Plan | Third year
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)				33.33%
2014 Equity Incentive Plan | July 1, 2015 and August 1, 2015 | First year
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	50.00%	50.00%
2014 Equity Incentive Plan | July 1, 2015 and August 1, 2015 | Second year
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	50.00%	50.00%
Restricted shares | November 14, 2014
SHARE-BASED COMPENSATION
Awards granted | EquityInstruments			1,800,000
Percentage that vests on IPO Date (as a percent)			25.00%
Percentage that vests after IPO Date (as a percent)			75.00%
Unrecognized amounts of the unvested shares						0	174,000
Fair value of the share			$ 1.14
Restricted shares | November 14, 2014 | First year
SHARE-BASED COMPENSATION
Annual vesting post IPO Date (as a percent)			25.00%
Restricted shares | November 14, 2014 | Second year
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			25.00%
Restricted shares | November 14, 2014 | Third year
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			25.00%
Restricted shares | July 1, 2015 and August 1, 2015
SHARE-BASED COMPENSATION
Awards granted | EquityInstruments	500,000	500,000
Unrecognized amounts of the unvested shares						0	156,000
Fair value of the share						$ 1.13	$ 1.18